Schedule of Accounts payable and accrued liabilities	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accounts payable and accrued liabilities

Note 10 — Accounts Payable and Accrued Expenses

Accounts payable and accrued liabilities consist of the following as of December 31, 2025 and September 30, 2025:

	December 31, 2025	September 30, 2025
Underwriter's marketing fee (See Note 15)	$1,800,000	$1,800,000
Vendors payable	1,022,480	939,192
Accrued compensation expense	404,251	359,667
Franchise tax payable	285,023	267,323
Insurance premium financing	44,910	71,851
Accrued interest expense	154,516	49,914
Other payables	482,200	429,887
Total	$4,193,380	$3,917,834

Note 5 — Accounts Payable

Accounts payable and accrued liabilities consist of the following as of September 30, 2025 and 2024:

	September 30,
	2025	2024
Underwriter's marketing fee (See Note 10)	$1,800,000	$—
Vendors payable	939,192	—
Accrued compensation expense	359,667	—
Franchise tax payable	267,323	—
Insurance premium financing	71,851	—
Accrued interest expense	49,914	—
Other payables	429,887	15,000
Total	$3,917,834	$15,000